<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f1q08restatement.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ x ]; Amendment Number:  1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $3,329,253 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole	   Shared	  None
ALCON INC	COM	H01301102	70,858		498,120		SH	Sole		470,520			27,600
ALLERGAN	COM	018490102	42,602		755,480		SH	Sole		690,980			64,500
AMERICA MVL ADR ADR	02364W105	120,696		1,895,060	SH	Sole		1,760,060		135,000
APACHE CORP	COM	037411105	37,803		312,885		SH	Sole		287,185			25,700
APPLE INC	COM	037833100	81,537		568,205		SH	Sole		521,705			46,500
ARCH COAL  	COM	039380100	28,540		656,100		SH	Sole		602,500			53,600
AVON PRODUCTS  	COM	054303102	40,111		1,014,440	SH	Sole		928,840			85,600
C H ROBINSON   	COM	12541W209	35,071		644,690		SH	Sole		591,890			52,800
CISCO SYS  	COM	17275R102	93,392		3,876,780	SH	Sole		3,561,680		315,100
CME GROUP INC	COM	12572Q105	27,663		58,970		SH	Sole		53,780			5,190
COACH INC	COM	189754104	49,578		1,644,390	SH	Sole		1,509,990		134,400
COGNIZANT TECH  COM	192446102	41,974		1,455,920	SH	Sole		1,337,720		118,200
CORNING INC COM	COM	219350105	54,597		2,271,073	SH	Sole		2,069,673		201,400
CVS/CAREMARK    COM	126650100	97,607		2,409,460	SH	Sole		2,205,160		204,300
DANAHER CORP	COM	235851102	100,047		131,889		SH	Sole		1,207,839		108,050
DEERE & CO	COM	244199105	47,585		591,560		SH	Sole		542,960			48,600
DICK'S SPORTING COM	253393102	39,481		1,474,270	SH	Sole		1,354,070		120,200
E M C CORP MASS COM	268648102	48,907		3,410,530	SH	Sole		3,121,330		289,200
ECOLAB INC	COM	278865100	39,516		909,870		SH	Sole		835,270			74,600
EQUINIX INC	COM	29444U502	40,317		606,365		SH	Sole		556,615			49,750
FASTENAL CO	COM	311900104	42,331		921,638		SH	Sole		843,638			78,000
FLUOR CORP	COM	343412102	34,838		246,800		SH	Sole		223,400			23,400
FMC TECHN	COM	30249U101	35,381		621,920		SH	Sole		571,220			50,700
FOCUS MEDIA ADR	ADR	34415V109	23,032		655,260		SH	Sole		616,860			38,400
FRANKLIN RES	COM	354613101	64,536		665,387		SH	Sole		609,637			55,750
GENENTECH INC 	COM	368710406	74,930		923,007		SH	Sole		844,307			78,700
GENZYME CORP	COM	372917104	81,028		1,087,040	SH	Sole		996,640			90,400
GILEAD SCIENCES COM	375558103	74,275		1,441,390	SH	Sole		1,320,290		121,100
GOLDMAN SACHS 	COM	38141G104	19,582		118,398		SH	Sole		108,828			9,570
GOOGLE INC CL A	COM	38259P508	42,263		95,950		SH	Sole		88,100			7,850
HEWLETT-PCKRD 	COM	428236103	58,651		1,284,520	SH	Sole		1,173,120		111,400
INTERCONTINL EX COM	45865V100	39,618		303,585		SH	Sole		277,835			25,750
MASTERCARD INC 	COM	57636Q104	44,553		199,800		SH	Sole		183,000			16,800
MEDCO HEALTH 	COM	58405U102	126,231		2,882,650	SH	Sole		2,637,150		245,500
MEMC ELECTRONIC COM	552715104	31,659		446,530		SH	Sole		410,030			36,500
MICROSOFT CORP  COM	594918104	97,773		3,445,130	SH	Sole		3,163,130		282,000
MINDRAY MED ADR ADR	602675100	38,382		1,326,270	SH	Sole		1,254,070		72,200
MONSANTO CO	COM	61166W101	49,118		440,520		SH	Sole		404,170			36,350
NOKIA CORP ADR	ADR	654902204	60,308		1,894,680	SH	Sole		1,759,480		135,200
ORACLE CORP COM	COM	68389X105	69,352		3,545,620	SH	Sole		3,241,720		303,900
PEABODY ENERGY 	COM	704549104	63,470		1,244,505	SH	Sole		1,140,005		104,500
PRECISION CSTPT COM	740189105	47,203		462,410		SH	Sole		424,410			38,000
PRICELINE.COM 	COM	741503403	48,331		399,890		SH	Sole		367,390			32,500
PROCTER&GAMBLE	COM	742718109	42,098		600,804		SH	Sole		549,204			51,600
QUALCOMM INC	COM	747525103	110,540		2,696,099	SH	Sole		2,465,999		230,100
RESEARCH IN MTN COM	760975102	37,951		338,150		SH	Sole		311,050			27,100
ROCKWELL COLLNS COM	774341101	36,146		632,480		SH	Sole		576,980			55,500
SOUTHWESTRN EGY COM	845467109	57,065		1,693,820	SH	Sole		1,555,220		138,600
SPX CORP	COM	784635104	41,772		398,210		SH	Sole		363,610			34,600
ST JUDE MEDICAL COM	790849103	57,007		1,319,905	SH	Sole		1,201,605		118,300
SUNCOR ENERGY	COM	867229106	69,250		718,730		SH	Sole		661,030			57,700
T ROWE PRICE GR COM	74144T108	35,798		715,970		SH	Sole		656,670			59,300
TEVA PHARMA ADR	ADR	881624209	77,202		1,671,390	SH	Sole		1,546,090		125,300
THERMO FISHER 	COM	883556102	97,247		1,710,892	SH	Sole		1,567,892		143,000
TRANSOCEAN INC	COM	G90073100	54,903		406,085		SH	Sole		372,635			3,3450
UNITED TECHN	COM	913017109	108,121		1,571,070	SH	Sole		1,441,070		130,000
VISA INC CL A	COM	92826C839	25,383		407,040		SH	Sole		371,440			35,600
WEATHERFRD INTL	COM	G95089101	74,043		1,021,700	SH	Sole		949,500			72,200

</SEC-DOCUMENT>